Other Operating Income and Expenses, Net - Summary of Other Operating Income and Expenses, Net (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Other Operating Income And Expense Net [Abstract]
Gain (loss) on disposal or retirement of property, plant and equipment, net		$ (1,097.9)	$ (37.0)	$ 46.5	$ 433.5
Impairment loss on property, plant and equipment	$ (2,286.0)				(2,545.6)
Gain from lease agreement modification					430.0
Others		(267.6)		(16.7)	(198.5)
Other operating income and expenses, net		$ (1,365.5)	$ (46.0)	$ 29.8	$ (1,880.6)